Portfolio of investments—July 31, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 0.14%
Frontier Issuer LLC Series 2024-1 Class C144A	11.16%	6-20-2054	$615,000	$621,294
Total asset-backed securities (Cost $615,000)				621,294

	Shares
Common stocks: 0.02%
Communication services: 0.00%
Diversified telecommunication services: 0.00%
Intelsat Emergence SA♦†	178	0
Investment Companies: 0.02%
Resolute Topco, Inc.‡†	30,956	92,868
Total common stocks (Cost $464,340)		92,868

			Principal
Corporate bonds and notes: 113.69%
Basic materials: 0.49%
Chemicals: 0.49%
SCIH Salt Holdings, Inc.144A	6.63	5-1-2029	$2,275,000	2,144,647
Communications: 11.33%
Advertising: 1.83%
Clear Channel Outdoor Holdings, Inc.144A	7.50	6-1-2029	2,110,000	1,811,793
Clear Channel Outdoor Holdings, Inc.144A	9.00	9-15-2028	2,050,000	2,176,726
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	1,765,000	1,621,734
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	7.38	2-15-2031	2,260,000	2,367,333
				7,977,586
Internet: 2.51%
Arches Buyer, Inc.144A	4.25	6-1-2028	1,875,000	1,672,977
Arches Buyer, Inc.144A	6.13	12-1-2028	1,850,000	1,531,985
Cablevision Lightpath LLC144A	3.88	9-15-2027	1,810,000	1,660,047
Cablevision Lightpath LLC144A	5.63	9-15-2028	1,600,000	1,358,262
Match Group Holdings II LLC144A	5.63	2-15-2029	4,825,000	4,696,226
				10,919,497
Media: 6.52%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	4,765,000	3,764,295
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	6,100,000	5,340,805
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	5-1-2032	850,000	711,686
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.00	2-1-2028	375,000	357,008
CSC Holdings LLC144A	4.63	12-1-2030	2,400,000	948,086
CSC Holdings LLC144A	5.75	1-15-2030	1,000,000	403,361
CSC Holdings LLC144A	11.25	5-15-2028	1,495,000	1,351,596
CSC Holdings LLC144A	11.75	1-31-2029	1,935,000	1,749,219
Directv Financing LLC/Directv Financing Co-Obligor, Inc.144A	5.88	8-15-2027	1,250,000	1,203,690
DISH Network Corp.144A	11.75	11-15-2027	1,900,000	1,901,765
Nexstar Media, Inc.144A	5.63	7-15-2027	1,730,000	1,677,866
See accompanying notes to portfolio of investments
Allspring Income Opportunities Fund | 1

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media(continued)
Paramount Global (3 Month LIBOR+3.90%)±	6.25%	2-28-2057	$705,000	$615,745
Scripps Escrow II, Inc.144A	5.38	1-15-2031	4,715,000	2,257,037
Sirius XM Radio, Inc.144A	4.13	7-1-2030	3,475,000	3,020,382
Townsquare Media, Inc.144A	6.88	2-1-2026	3,101,000	3,054,805
				28,357,346
Telecommunications: 0.47%
CommScope LLC144A	6.00	3-1-2026	1,300,000	1,220,282
ViaSat, Inc.144A	5.63	9-15-2025	835,000	825,994
				2,046,276
Consumer, cyclical: 21.34%
Airlines: 1.48%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.75	4-20-2029	2,560,000	2,501,642
Hawaiian Airlines Pass-Through Certificates Series 2013-1 Class A	3.90	1-15-2026	856,867	825,730
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.144A	11.00	4-15-2029	2,215,125	2,112,122
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.144A	8.00	9-20-2025	1,605,000	1,014,764
				6,454,258
Apparel: 1.24%
Crocs, Inc.144A	4.13	8-15-2031	1,275,000	1,119,795
Crocs, Inc.144A	4.25	3-15-2029	2,585,000	2,384,656
Tapestry, Inc.	7.85	11-27-2033	1,775,000	1,892,857
				5,397,308
Auto manufacturers: 0.46%
Ford Motor Co.	4.75	1-15-2043	2,440,000	1,996,813
Auto parts & equipment: 2.44%
Adient Global Holdings Ltd.144A	8.25	4-15-2031	1,430,000	1,503,470
American Axle & Manufacturing, Inc.	5.00	10-1-2029	2,825,000	2,591,015
Cooper Tire & Rubber Co.	7.63	3-15-2027	2,115,000	2,157,829
ZF North America Capital, Inc.144A	6.75	4-23-2030	2,470,000	2,516,137
ZF North America Capital, Inc.144A	6.88	4-23-2032	1,780,000	1,840,356
				10,608,807
Distribution/wholesale: 0.64%
G-III Apparel Group Ltd.144A	7.88	8-15-2025	2,795,000	2,797,876
Entertainment: 3.37%
CCM Merger, Inc.144A	6.38	5-1-2026	7,075,000	7,064,714
Churchill Downs, Inc.144A	4.75	1-15-2028	1,750,000	1,689,614
Churchill Downs, Inc.144A	6.75	5-1-2031	645,000	655,042
Cinemark USA, Inc.144A	5.25	7-15-2028	2,230,000	2,155,805
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc.144A	6.63	5-1-2032	3,000,000	3,080,511
				14,645,686
See accompanying notes to portfolio of investments
2 | Allspring Income Opportunities Fund

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Home builders: 0.86%
LGI Homes, Inc.144A	8.75%	12-15-2028	$2,015,000	$2,140,839
Taylor Morrison Communities, Inc.144A	5.13	8-1-2030	780,000	760,517
Tri Pointe Homes, Inc.	5.70	6-15-2028	856,000	853,717
				3,755,073
Housewares: 0.35%
Newell Brands, Inc.	5.70	4-1-2026	1,505,000	1,501,404
Leisure time: 2.73%
Carnival Holdings Bermuda Ltd.144A	10.38	5-1-2028	4,440,000	4,799,824
NCL Corp. Ltd.144A	5.88	2-15-2027	1,400,000	1,389,857
NCL Corp. Ltd.144A	7.75	2-15-2029	1,715,000	1,805,013
NCL Corp. Ltd.144A	8.13	1-15-2029	750,000	797,315
Viking Cruises Ltd.144A	7.00	2-15-2029	3,045,000	3,074,871
				11,866,880
Retail: 7.77%
Bath & Body Works, Inc.144A	6.63	10-1-2030	1,810,000	1,827,189
Dave & Buster’s, Inc.144A	7.63	11-1-2025	1,055,000	1,058,220
FirstCash, Inc.144A	4.63	9-1-2028	1,310,000	1,251,576
FirstCash, Inc.144A	6.88	3-1-2032	2,940,000	2,973,413
Gap, Inc.144A	3.88	10-1-2031	3,010,000	2,528,400
Group 1 Automotive, Inc.144A	6.38	1-15-2030	680,000	685,845
Kohl’s Corp.	4.63	5-1-2031	3,160,000	2,565,082
Lithia Motors, Inc.144A	4.38	1-15-2031	1,790,000	1,606,652
Macy’s Retail Holdings LLC144A	5.88	4-1-2029	1,630,000	1,592,032
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	3,240,000	3,092,187
Michaels Cos., Inc.144A	7.88	5-1-2029	2,595,000	1,491,573
NMG Holding Co., Inc./Neiman Marcus Group LLC144A	7.13	4-1-2026	1,660,000	1,667,474
PetSmart, Inc./PetSmart Finance Corp.144A	7.75	2-15-2029	3,175,000	3,081,564
Raising Cane’s Restaurants LLC144A	9.38	5-1-2029	2,230,000	2,407,426
Sally Holdings LLC/Sally Capital, Inc.	6.75	3-1-2032	2,540,000	2,531,013
Sonic Automotive, Inc.144A	4.88	11-15-2031	2,065,000	1,844,137
Victra Holdings LLC/Victra Finance Corp.144A	7.75	2-15-2026	1,590,000	1,596,164
				33,799,947
Consumer, non-cyclical: 17.64%
Commercial services: 8.65%
Allied Universal Holdco LLC144A	7.88	2-15-2031	1,900,000	1,933,075
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.00	6-1-2029	2,255,000	1,964,768
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.63	7-15-2026	66,000	66,095
Block, Inc.144A	6.50	5-15-2032	1,575,000	1,600,518
CoreCivic, Inc.	8.25	4-15-2029	5,245,000	5,520,168
GEO Group, Inc.	8.63	4-15-2029	3,585,000	3,732,744
GEO Group, Inc.	10.25	4-15-2031	3,565,000	3,821,510
MPH Acquisition Holdings LLC144A	5.50	9-1-2028	1,375,000	1,073,390
MPH Acquisition Holdings LLC144A	5.75	11-1-2028	3,095,000	1,833,788
Prime Security Services Borrower LLC/Prime Finance, Inc.144A	6.25	1-15-2028	2,250,000	2,242,604
See accompanying notes to portfolio of investments
Allspring Income Opportunities Fund | 3

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Commercial services(continued)
Sabre Global, Inc.144A	11.25%	12-15-2027	$4,750,000	$4,703,962
Service Corp. International	7.50	4-1-2027	2,880,000	2,984,734
Sotheby’s/Bidfair Holdings, Inc.144A	5.88	6-1-2029	2,570,000	1,868,030
Upbound Group, Inc.144A	6.38	2-15-2029	4,375,000	4,280,144
				37,625,530
Entertainment: 0.37%
Cinemark USA, Inc.144A	7.00	8-1-2032	1,590,000	1,618,218
Food: 1.12%
B&G Foods, Inc.144A	8.00	9-15-2028	4,780,000	4,873,943
Healthcare-services: 6.18%
CHS/Community Health Systems, Inc.144A	5.25	5-15-2030	2,060,000	1,796,471
CHS/Community Health Systems, Inc.144A	5.63	3-15-2027	2,225,000	2,130,558
CHS/Community Health Systems, Inc.144A	6.00	1-15-2029	125,000	116,057
CHS/Community Health Systems, Inc.144A	10.88	1-15-2032	2,215,000	2,381,092
Concentra Escrow Issuer Corp.144A	6.88	7-15-2032	2,455,000	2,529,424
IQVIA, Inc.144A	6.50	5-15-2030	2,650,000	2,726,641
ModivCare Escrow Issuer, Inc.144A	5.00	10-1-2029	2,720,000	1,840,852
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	3,560,000	3,233,677
Star Parent, Inc.144A	9.00	10-1-2030	3,325,000	3,548,287
Surgery Center Holdings, Inc.144A	7.25	4-15-2032	1,250,000	1,290,934
Tenet Healthcare Corp.	6.75	5-15-2031	5,150,000	5,291,860
				26,885,853
Pharmaceuticals: 1.32%
AdaptHealth LLC144A	5.13	3-1-2030	3,510,000	3,137,316
Endo Finance Holdings, Inc.144A	8.50	4-15-2031	2,440,000	2,571,568
				5,708,884
Energy: 21.24%
Energy-alternate sources: 2.30%
Enviva Partners LP/Enviva Partners Finance Corp.144A†	6.50	1-15-2026	8,490,000	3,735,600
TerraForm Power Operating LLC144A	4.75	1-15-2030	4,160,000	3,862,412
TerraForm Power Operating LLC144A	5.00	1-31-2028	2,490,000	2,399,526
				9,997,538
Oil & gas: 5.33%
Aethon United BR LP/Aethon United Finance Corp.144A	8.25	2-15-2026	2,640,000	2,674,708
California Resources Corp.144A	8.25	6-15-2029	2,525,000	2,585,688
Encino Acquisition Partners Holdings LLC144A	8.50	5-1-2028	3,040,000	3,118,041
Encino Acquisition Partners Holdings LLC144A	8.75	5-1-2031	2,060,000	2,162,573
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	2,070,000	2,008,974
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	4-15-2032	400,000	389,090
Hilcorp Energy I LP/Hilcorp Finance Co.144A	8.38	11-1-2033	1,120,000	1,211,532
Kraken Oil & Gas Partners LLC144A	7.63	8-15-2029	855,000	863,198
Nabors Industries Ltd.144A	7.50	1-15-2028	2,525,000	2,481,058
Nabors Industries, Inc.144A	9.13	1-31-2030	3,300,000	3,525,423
See accompanying notes to portfolio of investments
4 | Allspring Income Opportunities Fund

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas(continued)
Southwestern Energy Co.	8.38%	9-15-2028	$1,510,000	$1,559,401
Talos Production, Inc.144A	9.00	2-1-2029	590,000	621,663
				23,201,349
Oil & gas services: 2.33%
Bristow Group, Inc.144A	6.88	3-1-2028	6,485,000	6,426,306
Oceaneering International, Inc.	6.00	2-1-2028	3,730,000	3,714,378
				10,140,684
Pipelines: 11.28%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	6.63	2-1-2032	2,235,000	2,280,207
Buckeye Partners LP	5.85	11-15-2043	2,375,000	2,107,506
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	5.50	6-15-2031	4,350,000	4,172,250
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	7.50	12-15-2033	3,415,000	3,611,902
DT Midstream, Inc.144A	4.13	6-15-2029	935,000	874,047
DT Midstream, Inc.144A	4.38	6-15-2031	875,000	806,722
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	550,000	585,530
Energy Transfer LP Series H (5 Year Treasury Constant Maturity+5.69%)ʊ±	6.50	11-15-2026	965,000	958,701
EnLink Midstream Partners LP	5.60	4-1-2044	1,951,000	1,751,123
Harvest Midstream I LP144A	7.50	9-1-2028	3,320,000	3,397,522
Harvest Midstream I LP144A	7.50	5-15-2032	1,660,000	1,707,925
Hess Midstream Operations LP144A	5.50	10-15-2030	1,065,000	1,034,621
Hess Midstream Operations LP144A	6.50	6-1-2029	515,000	525,055
Kinetik Holdings LP144A	5.88	6-15-2030	3,205,000	3,172,593
Kinetik Holdings LP144A	6.63	12-15-2028	610,000	622,026
Prairie Acquiror LP144A	9.00	8-1-2029	2,500,000	2,577,710
Rockies Express Pipeline LLC144A	6.88	4-15-2040	3,837,000	3,773,979
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	3,950,000	3,742,912
Venture Global Calcasieu Pass LLC144A	6.25	1-15-2030	4,570,000	4,693,399
Venture Global LNG, Inc.144A	8.38	6-1-2031	4,125,000	4,334,829
Venture Global LNG, Inc.144A	9.88	2-1-2032	2,100,000	2,331,182
				49,061,741
Financial: 16.40%
Banks: 1.00%
Bank of America Corp. Series RR (5 Year Treasury Constant Maturity+2.76%)ʊ±	4.38	1-27-2027	1,810,000	1,709,473
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%)ʊ±	3.88	2-18-2026	2,790,000	2,644,197
				4,353,670
Diversified financial services: 7.43%
Aircastle Ltd. Series A (5 Year Treasury Constant Maturity+4.41%)144Aʊ±	5.25	6-15-2026	3,865,000	3,777,355
Encore Capital Group, Inc.144A	9.25	4-1-2029	2,100,000	2,212,768
Jane Street Group/JSG Finance, Inc.144A	7.13	4-30-2031	1,150,000	1,192,873
Jefferies Finance LLC/JFIN Co-Issuer Corp.144A	5.00	8-15-2028	1,720,000	1,597,478
See accompanying notes to portfolio of investments
Allspring Income Opportunities Fund | 5

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services(continued)
Jefferson Capital Holdings LLC144A	9.50%	2-15-2029	$1,475,000	$1,547,550
Nationstar Mortgage Holdings, Inc.144A%%	6.50	8-1-2029	2,690,000	2,686,031
Nationstar Mortgage Holdings, Inc.144A	7.13	2-1-2032	2,150,000	2,194,606
Navient Corp.	5.00	3-15-2027	1,700,000	1,643,630
Navient Corp.	11.50	3-15-2031	1,250,000	1,385,316
OneMain Finance Corp.	9.00	1-15-2029	2,100,000	2,226,594
Oppenheimer Holdings, Inc.	5.50	10-1-2025	3,325,000	3,276,222
PRA Group, Inc.144A	5.00	10-1-2029	5,700,000	5,037,572
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.144A	4.00	10-15-2033	1,545,000	1,328,824
United Wholesale Mortgage LLC144A	5.50	4-15-2029	2,275,000	2,193,470
				32,300,289
Insurance: 2.99%
AmWINS Group, Inc.144A	4.88	6-30-2029	1,100,000	1,037,199
AmWINS Group, Inc.144A	6.38	2-15-2029	1,590,000	1,613,034
AssuredPartners, Inc.144A	5.63	1-15-2029	3,270,000	3,114,870
BroadStreet Partners, Inc.144A	5.88	4-15-2029	2,655,000	2,558,792
HUB International Ltd.144A	5.63	12-1-2029	1,250,000	1,200,235
HUB International Ltd.144A	7.25	6-15-2030	425,000	438,336
HUB International Ltd.144A	7.38	1-31-2032	2,980,000	3,063,130
				13,025,596
Investment Companies: 0.14%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.25	5-15-2027	625,000	599,431
REITS: 4.84%
Brandywine Operating Partnership LP	8.88	4-12-2029	2,595,000	2,756,430
Iron Mountain, Inc.144A	4.50	2-15-2031	2,870,000	2,637,896
Iron Mountain, Inc.144A	5.25	7-15-2030	4,255,000	4,095,058
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	3,055,000	3,126,762
Service Properties Trust	8.38	6-15-2029	4,140,000	4,121,470
Service Properties Trust144A	8.63	11-15-2031	4,050,000	4,303,396
				21,041,012
Industrial: 11.90%
Aerospace/defense: 0.97%
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	1,670,000	1,861,207
TransDigm, Inc.144A	6.63	3-1-2032	2,320,000	2,372,958
				4,234,165
Building materials: 2.01%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	5,400,000	5,368,760
EMRLD Borrower LP/Emerald Co-Issuer, Inc.144A	6.63	12-15-2030	3,290,000	3,351,764
				8,720,524
Electrical components & equipment: 0.34%
WESCO Distribution, Inc.144A	6.63	3-15-2032	1,455,000	1,482,179
See accompanying notes to portfolio of investments
6 | Allspring Income Opportunities Fund

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electronics: 0.09%
Sensata Technologies, Inc.144A	6.63%	7-15-2032	$400,000	$405,224
Hand/machine tools: 2.29%
Werner FinCo LP/Werner FinCo, Inc.144A	11.50	6-15-2028	3,600,000	3,910,493
Werner FinCo LP/Werner FinCo, Inc. (PIK at 5.75%)144A¥	14.50	10-15-2028	6,033,048	6,043,576
				9,954,069
Machinery-diversified: 1.36%
Chart Industries, Inc.144A	7.50	1-1-2030	1,385,000	1,440,817
Chart Industries, Inc.144A	9.50	1-1-2031	1,060,000	1,151,332
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027	3,375,000	3,309,376
				5,901,525
Packaging & containers: 2.63%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	2,190,000	2,176,932
Clydesdale Acquisition Holdings, Inc.144A%%	6.88	1-15-2030	850,000	846,800
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	2,875,000	2,821,525
Mauser Packaging Solutions Holding Co.144A	7.88	4-15-2027	1,055,000	1,088,794
Owens-Brockway Glass Container, Inc.144A	7.25	5-15-2031	2,200,000	2,176,777
Owens-Brockway Glass Container, Inc.144A	7.38	6-1-2032	1,540,000	1,521,060
Sealed Air Corp./Sealed Air Corp. U.S.144A	7.25	2-15-2031	790,000	822,471
				11,454,359
Transportation: 0.43%
Genesee & Wyoming, Inc.144A	6.25	4-15-2032	1,850,000	1,872,061
Trucking & leasing: 1.78%
AerCap Global Aviation Trust (U.S. SOFR 3 Month+4.56%)144A±	6.50	6-15-2045	1,400,000	1,398,186
Fortress Transportation & Infrastructure Investors LLC144A	5.50	5-1-2028	2,415,000	2,367,678
Fortress Transportation & Infrastructure Investors LLC144A	7.00	5-1-2031	2,775,000	2,861,070
Fortress Transportation & Infrastructure Investors LLC144A	7.00	6-15-2032	1,095,000	1,129,294
				7,756,228
Technology: 6.47%
Computers: 1.68%
Insight Enterprises, Inc.144A	6.63	5-15-2032	2,465,000	2,535,905
McAfee Corp.144A	7.38	2-15-2030	1,350,000	1,259,289
Seagate HDD Cayman	8.25	12-15-2029	430,000	463,403
Seagate HDD Cayman	8.50	7-15-2031	2,840,000	3,083,625
				7,342,222
Office/business equipment: 0.55%
Zebra Technologies Corp.144A	6.50	6-1-2032	2,320,000	2,383,835
Software: 4.24%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	3,725,000	3,512,058
Cloud Software Group, Inc.144A	6.50	3-31-2029	3,175,000	3,094,822
Cloud Software Group, Inc.144A	8.25	6-30-2032	1,940,000	2,012,756
See accompanying notes to portfolio of investments
Allspring Income Opportunities Fund | 7

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Software(continued)
Cloud Software Group, Inc.144A	9.00%	9-30-2029	$4,120,000	$4,096,954
Rocket Software, Inc.144A	9.00	11-28-2028	2,400,000	2,470,208
SS&C Technologies, Inc.144A	6.50	6-1-2032	3,190,000	3,249,221
				18,436,019
Utilities: 6.88%
Electric: 6.88%
Edison International (5 Year Treasury Constant Maturity+3.86%)±	8.13	6-15-2053	2,400,000	2,514,334
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)144A±	7.63	12-15-2054	2,025,000	2,063,142
NextEra Energy Operating Partners LP144A	4.25	9-15-2024	32,000	31,800
NextEra Energy Operating Partners LP144A	4.50	9-15-2027	1,690,000	1,618,256
NextEra Energy Operating Partners LP144A	7.25	1-15-2029	2,710,000	2,814,958
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028	5,400,000	5,095,857
PG&E Corp.	5.25	7-1-2030	5,730,000	5,536,865
Sempra (5 Year Treasury Constant Maturity+2.87%)±	4.13	4-1-2052	2,925,000	2,698,904
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%)144Aʊ±	7.00	12-15-2026	3,710,000	3,731,310
Vistra Corp. Series C (5 Year Treasury Constant Maturity+5.05%)144Aʊ±	8.88	1-15-2029	1,485,000	1,560,708
Vistra Operations Co. LLC144A	7.75	10-15-2031	2,130,000	2,250,888
				29,917,022
Total corporate bonds and notes (Cost $498,110,867)				494,562,574
Loans: 8.03%
Communications: 0.45%
Media: 0.45%
DirecTV Financing LLC (U.S. SOFR 1 Month+5.00%)±	10.46	8-2-2027	675,778	678,792
Hubbard Radio LLC (U.S. SOFR 1 Month+4.50%)±	9.85	9-30-2027	1,595,597	1,263,984
				1,942,776
Consumer, cyclical: 2.14%
Airlines: 0.22%
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%)±	9.03	10-20-2027	934,642	954,719
Auto parts & equipment: 0.45%
First Brands Group LLC (U.S. SOFR 3 Month+5.00%)±	10.25	3-30-2027	1,962,590	1,947,556
Housewares: 0.27%
American Greetings Corp. (U.S. SOFR 1 Month+5.75%)±	11.09	10-30-2029	1,155,000	1,160,994
Leisure time: 0.05%
Carnival Corp. (U.S. SOFR 1 Month+2.75%)±	8.09	8-8-2027	228,913	230,343
Retail: 1.15%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	8.85	3-3-2028	2,510,000	2,314,948
PetSmart, Inc. (U.S. SOFR 1 Month+3.75%)±	9.19	2-11-2028	2,732,956	2,708,469
				5,023,417
See accompanying notes to portfolio of investments
8 | Allspring Income Opportunities Fund

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, non-cyclical: 1.34%
Commercial services: 0.29%
GEO Group, Inc. (U.S. SOFR 3 Month+5.25%)±	10.59%	4-13-2029	$1,264,000	$1,285,728
Healthcare-services: 1.05%
LifePoint Health, Inc. (U.S. SOFR 3 Month+4.00%)±	9.33	5-17-2031	465,000	466,163
LifePoint Health, Inc. (U.S. SOFR 3 Month+4.75%)±	10.05	11-16-2028	465,000	467,167
Modivcare Inc. (U.S. SOFR 3 Month+4.75%)‡±	10.08	6-20-2031	3,740,000	3,637,150
				4,570,480
Energy: 1.43%
Energy-alternate sources: 0.53%
Enviva Partners LP/Enviva Partners Finance Corp. (U.S. SOFR 3 Month+8.00%)±	13.28	12-13-2024	595,778	605,210
Enviva Partners LP/Enviva Partners Finance Corp. (U.S. SOFR 3 Month+8.00%)±	13.30	12-13-2024	893,668	1,024,742
Enviva Partners LP/Enviva Partners Finance Corp. (U.S. SOFR 3 Month+8.00%)±	13.35	12-13-2024	595,778	683,161
				2,313,113
Pipelines: 0.90%
GIP III Stetson I LP (U.S. SOFR 1 Month+3.50%)±	8.94	10-31-2028	2,954,267	2,971,254
Prairie ECI Acquiror LP (U.S. SOFR 1 Month+4.75%)±	10.09	8-1-2029	952,613	952,137
				3,923,391
Financial: 2.02%
Diversified financial services: 0.31%
Resolute Investment Managers, Inc. (U.S. SOFR 3 Month+6.50%)‡±	12.10	4-30-2027	1,400,441	1,361,061
Insurance: 1.71%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	8.71	12-23-2026	5,482,275	5,458,591
Asurion LLC (U.S. SOFR 1 Month+5.25%)±	10.71	1-31-2028	745,853	690,645
Truist Insurance Holdings LLC (U.S. SOFR 3 Month+4.75%)±	10.08	5-6-2032	1,230,000	1,262,066
				7,411,302
Industrial: 0.50%
Building materials: 0.50%
CP Atlas Buyer, Inc. (U.S. SOFR 1 Month+3.75%)±	9.19	11-23-2027	2,256,137	2,158,830
Technology: 0.15%
Software: 0.15%
Rocket Software, Inc. (U.S. SOFR 1 Month+4.75%)±	10.09	11-28-2028	658,342	660,172
Total loans (Cost $34,752,323)				34,943,882
Yankee corporate bonds and notes: 17.51%
Basic materials: 0.44%
Chemicals: 0.44%
Braskem Netherlands Finance BV144A	4.50	1-31-2030	2,220,000	1,919,783
See accompanying notes to portfolio of investments
Allspring Income Opportunities Fund | 9

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Communications: 1.05%
Telecommunications: 1.05%
Altice France SA144A	8.13%	2-1-2027	$2,745,000	$2,220,002
Zegona Finance PLC144A	8.63	7-15-2029	2,310,000	2,356,489
				4,576,491
Consumer, cyclical: 5.52%
Airlines: 1.63%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	5,280,000	5,676,000
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	9.50	6-1-2028	1,575,000	1,409,556
				7,085,556
Auto manufacturers: 0.45%
Aston Martin Capital Holdings Ltd.144A	10.00	3-31-2029	1,960,000	1,967,901
Entertainment: 0.63%
Banijay Entertainment SAS144A	8.13	5-1-2029	2,625,000	2,718,116
Leisure time: 2.81%
Carnival Corp.144A	6.00	5-1-2029	3,900,000	3,890,523
Carnival Corp.144A	7.00	8-15-2029	855,000	891,806
Carnival Corp.144A	7.63	3-1-2026	1,185,000	1,196,464
Royal Caribbean Cruises Ltd.144A%%	6.00	2-1-2033	1,400,000	1,409,175
Royal Caribbean Cruises Ltd.144A	6.25	3-15-2032	4,745,000	4,838,932
				12,226,900
Consumer, non-cyclical: 0.58%
Pharmaceuticals: 0.58%
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	2,250,000	2,526,323
Energy: 2.71%
Oil & gas: 1.55%
Baytex Energy Corp.144A	8.50	4-30-2030	1,920,000	2,026,607
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	2,899,878	3,036,720
Saturn Oil & Gas, Inc.144A	9.63	6-15-2029	1,625,000	1,669,902
				6,733,229
Pipelines: 1.16%
Enbridge, Inc. (5 Year Treasury Constant Maturity+4.42%)±	7.63	1-15-2083	2,600,000	2,701,605
Northriver Midstream Finance LP144A	6.75	7-15-2032	2,345,000	2,358,219
				5,059,824
Financial: 3.78%
Banks: 1.98%
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	1,145,000	1,176,573
HSBC Holdings PLC (USD ICE Swap Rate 11:00am NY 5 Year+3.75%)ʊ±	6.00	5-22-2027	1,635,000	1,600,558
Intesa Sanpaolo SpA (5 Year USD Swap Rate+5.46%)144Aʊ±	7.70	9-17-2025	2,415,000	2,412,041
See accompanying notes to portfolio of investments
10 | Allspring Income Opportunities Fund

Portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88%	2-12-2027	$2,710,000	$2,552,212
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+4.16%)144Aʊ±	7.75	4-12-2031	865,000	889,121
				8,630,505
Diversified financial services: 1.80%
AerCap Holdings NV (5 Year Treasury Constant Maturity+4.54%)±	5.88	10-10-2079	1,550,000	1,546,119
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95	3-10-2055	1,530,000	1,547,140
Castlelake Aviation Finance DAC144A	5.00	4-15-2027	2,605,000	2,537,484
Macquarie Airfinance Holdings Ltd.144A	6.50	3-26-2031	735,000	762,781
Macquarie Airfinance Holdings Ltd.144A	8.38	5-1-2028	1,350,000	1,429,460
				7,822,984
Industrial: 2.39%
Aerospace/defense: 0.53%
Bombardier, Inc.144A	8.75	11-15-2030	2,125,000	2,302,838
Electronics: 0.84%
Sensata Technologies BV144A	4.00	4-15-2029	1,650,000	1,529,017
Sensata Technologies BV144A	5.88	9-1-2030	2,140,000	2,112,070
				3,641,087
Machinery-diversified: 0.37%
TK Elevator Holdco GmbH144A	7.63	7-15-2028	1,600,000	1,599,601
Packaging & containers: 0.65%
Trivium Packaging Finance BV144A	8.50	8-15-2027	2,885,000	2,832,207
Utilities: 1.04%
Electric: 1.04%
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%)±	4.75	1-18-2082	1,465,000	1,339,220
Emera, Inc. Series 16-A (3 Month LIBOR+5.44%)±	6.75	6-15-2076	3,180,000	3,163,309
				4,502,529
Total yankee corporate bonds and notes (Cost $75,408,610)				76,145,874

		Yield	Shares
Short-term investments: 3.86%
Investment companies: 3.86%
Allspring Government Money Market Fund Select Class♠∞##		5.25	16,766,255	16,766,255
Total short-term investments (Cost $16,766,255)				16,766,255
Total investments in securities (Cost $626,117,395)	143.25%			623,132,747
Other assets and liabilities, net	(43.25)			(188,122,786)
Total net assets	100.00%			$435,009,961

See accompanying notes to portfolio of investments
Allspring Income Opportunities Fund | 11

Portfolio of investments—July 31, 2024 (unaudited)

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
†	Non-income-earning security
‡	Security is valued using significant unobservable inputs.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
%%	The security is purchased on a when-issued basis.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities and unfunded loans.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$28,320,595	$49,880,464	$(61,434,804)	$0	$0	$16,766,255	16,766,255	$227,371
See accompanying notes to portfolio of investments
12 | Allspring Income Opportunities Fund

Notes to portfolio of investments—July 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
As of July 31, 2024, the Fund had the following unfunded loan commitments which are available until the maturity date:
	Unfunded commitments	Unrealized gain (loss)
Enviva Partners LP/Enviva Partners Finance Corp., 13.28%, 12-13-2024 Tranche B	$893,668	$14,147
Based on the nature of the terms of the loans and comparative market rates, the carrying amount of the unfunded loan commitments at July 31, 2024, approximates its fair value. If measured at fair value, the unfunded loan commitments would be categorized as Level 2 under the fair value hierarchy.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Income Opportunities Fund | 13

Notes to portfolio of investments—July 31, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$621,294	$0	$621,294
Common stocks
Communication services	0	0	0	0
Investment Companies	0	0	92,868	92,868
Corporate bonds and notes	0	494,562,574	0	494,562,574
Loans	0	29,945,671	4,998,211	34,943,882
Yankee corporate bonds and notes	0	76,145,874	0	76,145,874
Short-term investments
Investment companies	16,766,255	0	0	16,766,255
Total assets	$16,766,255	$601,275,413	$5,091,079	$623,132,747
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balance, beginning of period	Net Purchases	Net Sales/ Settlements	Accrued Discounts (Premiums)	Realized Gains (Losses)	Net Change in Unrealized gains (losses)	Transfers into Level 3	Transfers out of Level 3	Balance, end of period
Investments in:
Common stocks	$0	$0	$0	$0	$0	$0	$92,868	$0	$92,868
Loans	1,382,900	3,646,500	(3,518)	1,612	31	(29,314)	0	0	4,998,211
	1,382,900	3,646,500	(3,518)	1,612	31	(29,314)	92,868	0	5,091,079

Net Change in Unrealized Gains (Losses) on Investments Held at July 31, 2024
Investments in:
Common stocks	$0
Loans	(28,419)
(28,419)
The investment types categorized above were valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.
14 | Allspring Income Opportunities Fund